TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ 9,608,300	$ 7,243,441	$ 6,995,890
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	13,680,962	11,157,542	10,630,546	$ 10,746,735
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(4,069,835)	(3,906,757)	(3,628,905)	(3,505,547)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,827)	(7,344)	(5,751)	(5,747)
Property, plant and equipment subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	72,439	80,438	93,989
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	130,533	130,331	129,081	100,800
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(58,032)	(49,839)	(34,682)	(18,413)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(62)	(54)	$ (410)	$ (375)
Property, plant and equipment subject to operating leases [member] | Computer equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	12,711	16,549
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	42,358	42,980
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(29,647)	(26,431)
Property, plant and equipment subject to operating leases [member] | Motor vehicles [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	46,213	47,835
Property, plant and equipment subject to operating leases [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	64,933	63,243
Property, plant and equipment subject to operating leases [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(18,720)	(15,408)
Property, plant and equipment subject to operating leases [member] | Machinery [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	13,515	16,054
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	23,242	24,108
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(9,665)	(8,000)
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (62)	$ (54)